Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholder's Equity

Preferred Stock — Our board of directors has the authority, without any further action by our stockholders, to issue up to 110,000,000 shares, par value $0.001 per share, of which 10,000,000 shares are designated as preferred stock. As of December 31, 2016 and 2017, there were no shares of preferred stock outstanding.

Common Stock — On all matters submitted to our stockholders for vote, our common stockholders are entitled to one vote per share, voting together as a single class, and do not have cumulative voting rights. Accordingly, the holders of a majority of the shares of common stock entitled to vote in any election of directors can elect all of the directors standing for election, if they so choose. Subject to preferences that may apply to any shares of preferred stock outstanding, the holders of common stock are entitled to share equally in any dividends, when and if declared by our board of directors. Upon the occurrence of a liquidation, dissolution or winding-up, the holders of common stock are entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common stock have no preemptive or conversion rights or other subscription rights and there are no redemption or sinking funds provisions applicable to the common stock.

Shares Reserved — We generally issue previously unissued common stock upon the exercise of stock options, the vesting of restricted stock units and upon granting of restricted common stock awards; however we may reissue previously acquired treasury shares to satisfy these future issuances. Shares of authorized but unissued common stock reserved for future issuance were as follows (in thousands):

December 31, 2017
Common stock:
Stock options issued and outstanding	983
Restricted stock units issued and outstanding	1,745
Shares available for grant	1,409
Total shares reserved	4,137

Stock Plans — On June 12, 2014, upon approval at the Annual Meeting of Stockholders, we adopted the 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan replaced the 2006 Equity Incentive Plan and 4,500,000 shares were authorized for issuance under the 2014 Plan. The 2014 Plan does not include an evergreen provision to automatically increase the number of shares available under it and increases in the number of shares authorized for issuance under the 2014 Plan require stockholder approval. Also, under the 2014 Plan the following shares are not recycled for future grant under the 2014 Plan: (i) shares used in connection with the exercise of an option and/or stock appreciation right to pay the exercise price or purchase price of such award or satisfy applicable tax withholding obligations; and (ii) the gross number of shares subject to stock appreciation rights that are exercised. Furthermore, the 2014 Plan included a provision that prohibits repricing of outstanding stock options or stock appreciation rights and formalized and updated procedures to qualify awards as “performance-based” compensation under Section 162(m) of the Internal Revenue Code in order to preserve full tax deductibility of such awards.

We previously granted options to purchase shares of our common stock and restricted stock units under our 2006 Equity Incentive Plan and 2005 Stock Plan. The 2006 Equity Incentive Plan was terminated with respect to the grant of additional awards on June 12, 2014, upon adoption of our 2014 Plan. The 2005 Stock Plan was terminated with respect to the grant of additional awards upon the effectiveness of the 2006 Equity Incentive Plan.

Our stock options granted under the 2014 Plan generally vest over four years at a rate of 25% after one year and 1/48th per month thereafter. Stock options granted under the 2014 Plan generally expire after seven years from the date of grant. On December 31, 2017, no shares were subject to repurchase.

Our restricted stock unit awards granted under the 2014 Plan, 2006 Plan and 2005 Stock Plan generally vest over four years at a rate of 25% after one year and 25% annually thereafter.

We grant market-based restricted stock units to our executive officers and certain members of our senior management team. Each market-based stock unit represents a contingent right to receive certain shares of our common stock upon the attainment of certain stock prices over a four-year performance period. Once a stock price threshold is achieved, the portion of the award related to that threshold will vest on the one-year anniversary of the date of achievement, subject to the employee's continued service through each vesting date. Compensation expense related to these awards is recognized on an accelerated basis over the requisite service period.

The following table summarizes activity under our 2014 Plan for the year ended December 31, 2017 (in thousands):

Shares Available for Grant [1]
Shares available for grant December 31, 2016 [1]	2,267
Restricted stock units granted [2]	(860)
Options granted [3]	(330)
Restricted stock units cancelled [4]	318
Options cancelled	14
Shares available for grant December 31, 2017 [1]	1,409

(1)	Shares available for grant do not include treasury stock shares that could be granted if we determined to do so.

(2)	Includes grants of restricted stock units with service, performance-based or market-based vesting criteria.

(3)	Includes grants of stock options with service, performance-based or market-based vesting criteria.

(4)	Includes cancelled restricted stock units with service, performance-based or market-based vesting criteria.

The following table summarizes stock option activity under the Stock Plans (in thousands, except weighted-average exercise price and weighted-average remaining contractual life data):

	Number of Stock Options [1]	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value [2]
Balance outstanding at December 31, 2016	975	$18.14	3.5	$31
Granted	330	$16.95
Exercised	(69)	$14.96
Cancelled	(253)	$20.43
Balance outstanding at December 31, 2017	983	$17.38	4.6	$2,522
Vested and expected to vest at December 31, 2017	931	$17.44	4.5	$2,401
Exercisable at December 31, 2017	405	$20.34	2.6	$857

(1)	Includes certain stock options with service, performance-based or market-based vesting criteria.

(2)
The aggregate intrinsic value is calculated as the product between eHealth’s closing stock price as of December 31, 2016 and December 31, 2017 and the exercise price of in-the-money options as of those dates.

The following table provides information pertaining to our stock options for the year ended December 31, 2015, 2016 and 2017 (in thousands, except weighted-average fair values):

	Year Ended December 31,
	2015	2016	2017
Weighted average fair value of options granted	$5.67	$4.46	$9.03
Total fair value of options vested	$1,602	$1,243	$799
Intrinsic value of options exercised	$546	$4	$430

The following table summarizes restricted stock unit activity under the Stock Plans (in thousands, except weighted-average grant date fair value and weighted-average remaining contractual life data):

	Number of Restricted Stock Units [1]	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Service Period	Aggregate Intrinsic Value [2]
Unvested as of December 31, 2016	1,523	$12.83	2.8	$13,901
Granted	860	$16.28
Vested	(318)	$15.19
Cancelled	(320)	$12.17
Unvested as of December 31, 2017	1,745	$14.24	2.3	$30,313

(1)	Includes certain restricted stock units with service, performance-based or market-based vesting criteria.

(2)
The aggregate intrinsic value is calculated as the difference of our closing stock price as of December 31, 2016 and December 31, 2017 multiplied by the number of restricted stock units outstanding as of December 31, 2016 and December 31, 2017, respectively.

Stock Repurchase Programs — We had no stock repurchase activity during the years ended December 31, 2015, 2016 and 2017. In addition to 10,663,888 shares repurchased under our past repurchase programs as of December 31, 2017, we have in treasury 574,107 shares that were previously surrendered by employees to satisfy tax withholdings due in connection with the vesting of certain restricted stock units. As of December 31, 2016 and December 31, 2017, we had a total of 11,135,590 shares and 11,237,995 shares, respectively, held in treasury.

For accounting purposes, common stock repurchased under our stock repurchase programs is recorded based upon the settlement date of the applicable trade. Such repurchased shares are held in treasury and are presented using the cost method.

Stock-Based Compensation Expense — The fair value of stock options granted to employees for the years ended December 31, 2015, 2016 and 2017 was estimated using the following weighted average assumptions:

	Year Ended December 31,
	2015	2016	2017
Expected term	4.3	4.4	4.3
Expected volatility	64.1%	65.4%	69.8%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.2%	1.1%	1.8%

The weighted-average fair value of the market-based options and restricted stock units was determined using the Monte Carlo simulation model using the following weighted average assumptions:

	Year Ended December 31,
	2015	2016	2017
Expected term	2.6	2.1	1.6
Expected volatility	64.7%	67.9%	70.9%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.1%	1.1%	1.7%
Weighted average grant date fair value	$6.69	$9.64	$9.42

The following table summarizes stock-based compensation expense recorded during the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Common stock options	$1,522	$1,015	$1,863
Restricted stock units	5,480	6,251	7,831
Total stock-based compensation expense	$7,002	$7,266	$9,694

The following table summarizes stock-based compensation expense by operating function for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Marketing and advertising	$1,950	$1,237	$1,033
Customer care and enrollment	477	497	418
Technology and content	1,728	1,836	1,410
General and administrative	2,734	3,696	6,833
Restructuring charges	113	—	—
Total stock-based compensation expense	$7,002	$7,266	$9,694

As of December 31, 2017, there was $3.4 million of total unamortized compensation costs, net of estimated forfeitures, related to stock options, and these costs are expected to be recognized over a weighted average period of 2.6 years. As of December 31, 2017, there was $17.8 million of total unamortized compensation costs, net of estimated forfeitures, related to restricted stock units, and these costs are expected to be recognized over a weighted average period of 2.7 years.

During the year ended December 31, 2016, due to changes in our senior management, we accelerated the vesting dates of certain stock options and restricted stock units granted to three former employees. We recorded a $0.5 million incremental stock-based compensation expense in connection with this modification.